Distribution Date:	01/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center , 8th Floor | San Francisco, CA 94111
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	23		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61763KAW4	1.313000%	48,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61763KAX2	2.979000%	89,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61763KAY0	3.654000%	86,600,000.00	35,532,692.52	1,233,089.08	108,197.05	0.00	0.00	1,341,286.13	34,299,603.44	38.70%	30.00%
A-3	61763KAZ7	3.773000%	210,000,000.00	157,598,789.40	0.00	495,516.86	0.00	0.00	495,516.86	157,598,789.40	38.70%	30.00%
A-4	61763KBA1	4.051000%	321,231,000.00	321,231,000.00	0.00	1,084,422.32	0.00	0.00	1,084,422.32	321,231,000.00	38.70%	30.00%
A-S	61763KBC7	4.255000%	52,638,000.00	52,638,000.00	0.00	186,645.58	0.00	0.00	186,645.58	52,638,000.00	32.41%	25.13%
B	61763KBD5	4.565000%	80,982,000.00	80,982,000.00	0.00	308,069.03	0.00	0.00	308,069.03	80,982,000.00	22.74%	17.63%
C	61763KBF0	4.897334%	44,540,000.00	44,540,000.00	0.00	181,772.71	0.00	0.00	181,772.71	44,540,000.00	17.41%	13.50%
D	61763KAE4	4.897334%	64,786,000.00	64,786,000.00	0.00	264,398.89	0.00	0.00	264,398.89	64,786,000.00	9.67%	7.50%
E	61763KAG9	4.897334%	13,497,000.00	13,497,000.00	0.00	55,082.76	0.00	0.00	55,082.76	13,497,000.00	8.06%	6.25%
F	61763KAJ3	4.000000%	10,797,000.00	10,797,000.00	0.00	35,990.00	0.00	0.00	35,990.00	10,797,000.00	6.77%	5.25%
G	61763KAL8	4.000000%	10,798,000.00	10,798,000.00	0.00	35,993.33	0.00	0.00	35,993.33	10,798,000.00	5.48%	4.25%
H	61763KAN4	4.000000%	18,896,000.00	18,896,000.00	0.00	62,986.67	0.00	0.00	62,986.67	18,896,000.00	3.22%	2.50%
J	61763KAQ7	4.000000%	26,994,197.00	26,994,197.00	0.00	89,956.47	0.00	0.00	89,956.47	26,994,197.00	0.00%	0.00%
V	61763KAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61763KAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,079,759,199.00	838,290,678.92	1,233,089.08	2,909,031.67	0.00	0.00	4,142,120.75	837,057,589.84

Notional Certificates
X-A	61763KBB9	0.929545%	808,469,000.00	567,000,481.92	0.00	439,210.39	0.00	0.00	439,210.39	565,767,392.84
X-B	61763KAA2	0.332334%	80,982,000.00	80,982,000.00	0.00	22,427.55	0.00	0.00	22,427.55	80,982,000.00
X-C	61763KAC8	0.897334%	67,485,197.00	67,485,197.00	0.00	50,463.96	0.00	0.00	50,463.96	67,485,197.00
Notional SubTotal			956,936,197.00	715,467,678.92	0.00	512,101.90	0.00	0.00	512,101.90	714,234,589.84

Deal Distribution Total					1,233,089.08	3,421,133.57	0.00	0.00	4,654,222.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61763KAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61763KAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61763KAY0	410.30822771	14.23890393	1.24938857	0.00000000	0.00000000	0.00000000	0.00000000	15.48829249	396.06932379
A-3	61763KAZ7	750.47042571	0.00000000	2.35960410	0.00000000	0.00000000	0.00000000	0.00000000	2.35960410	750.47042571
A-4	61763KBA1	1,000.00000000	0.00000000	3.37583334	0.00000000	0.00000000	0.00000000	0.00000000	3.37583334	1,000.00000000
A-S	61763KBC7	1,000.00000000	0.00000000	3.54583343	0.00000000	0.00000000	0.00000000	0.00000000	3.54583343	1,000.00000000
B	61763KBD5	1,000.00000000	0.00000000	3.80416673	0.00000000	0.00000000	0.00000000	0.00000000	3.80416673	1,000.00000000
C	61763KBF0	1,000.00000000	0.00000000	4.08111159	0.00000000	0.00000000	0.00000000	0.00000000	4.08111159	1,000.00000000
D	61763KAE4	1,000.00000000	0.00000000	4.08111151	0.00000000	0.00000000	0.00000000	0.00000000	4.08111151	1,000.00000000
E	61763KAG9	1,000.00000000	0.00000000	4.08111136	0.00000000	0.00000000	0.00000000	0.00000000	4.08111136	1,000.00000000
F	61763KAJ3	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G	61763KAL8	1,000.00000000	0.00000000	3.33333302	0.00000000	0.00000000	0.00000000	0.00000000	3.33333302	1,000.00000000
H	61763KAN4	1,000.00000000	0.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	3.33333351	1,000.00000000
J	61763KAQ7	1,000.00000000	0.00000000	3.33243734	0.00089612	0.02931667	0.00000000	0.00000000	3.33243734	1,000.00000000
V	61763KAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61763KAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61763KBB9	701.32618804	0.00000000	0.54326188	0.00000000	0.00000000	0.00000000	0.00000000	0.54326188	699.80097300
X-B	61763KAA2	1,000.00000000	0.00000000	0.27694488	0.00000000	0.00000000	0.00000000	0.00000000	0.27694488	1,000.00000000
X-C	61763KAC8	1,000.00000000	0.00000000	0.74777821	0.00000000	0.00000000	0.00000000	0.00000000	0.74777821	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	108,197.05	0.00	108,197.05	0.00	0.00	0.00	108,197.05	0.00
A-3	12/01/21 - 12/30/21	30	0.00	495,516.86	0.00	495,516.86	0.00	0.00	0.00	495,516.86	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,084,422.32	0.00	1,084,422.32	0.00	0.00	0.00	1,084,422.32	0.00
X-A	12/01/21 - 12/30/21	30	0.00	439,210.39	0.00	439,210.39	0.00	0.00	0.00	439,210.39	0.00
X-B	12/01/21 - 12/30/21	30	0.00	22,427.55	0.00	22,427.55	0.00	0.00	0.00	22,427.55	0.00
X-C	12/01/21 - 12/30/21	30	0.00	50,463.96	0.00	50,463.96	0.00	0.00	0.00	50,463.96	0.00
A-S	12/01/21 - 12/30/21	30	0.00	186,645.58	0.00	186,645.58	0.00	0.00	0.00	186,645.58	0.00
B	12/01/21 - 12/30/21	30	0.00	308,069.03	0.00	308,069.03	0.00	0.00	0.00	308,069.03	0.00
C	12/01/21 - 12/30/21	30	0.00	181,772.71	0.00	181,772.71	0.00	0.00	0.00	181,772.71	0.00
D	12/01/21 - 12/30/21	30	0.00	264,398.89	0.00	264,398.89	0.00	0.00	0.00	264,398.89	0.00
E	12/01/21 - 12/30/21	30	0.00	55,082.76	0.00	55,082.76	0.00	0.00	0.00	55,082.76	0.00
F	12/01/21 - 12/30/21	30	0.00	35,990.00	0.00	35,990.00	0.00	0.00	0.00	35,990.00	0.00
G	12/01/21 - 12/30/21	30	0.00	35,993.33	0.00	35,993.33	0.00	0.00	0.00	35,993.33	0.00
H	12/01/21 - 12/30/21	30	0.00	62,986.67	0.00	62,986.67	0.00	0.00	0.00	62,986.67	0.00
J	12/01/21 - 12/30/21	30	767.19	89,980.66	0.00	89,980.66	24.19	0.00	0.00	89,956.47	791.38
Totals			767.19	3,421,157.76	0.00	3,421,157.76	24.19	0.00	0.00	3,421,133.57	791.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61763KBC7	4.255000%	52,638,000.00	52,638,000.00	0.00	186,645.58	0.00	0.00	186,645.58	52,638,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61763KBD5	4.565000%	80,982,000.00	80,982,000.00	0.00	308,069.03	0.00	0.00	308,069.03	80,982,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61763KBF0	4.897334%	44,540,000.00	44,540,000.00	0.00	181,772.71	0.00	0.00	181,772.71	44,540,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			178,160,000.03	178,160,000.00	0.00	676,487.32	0.00	0.00	676,487.32	178,160,000.00

Exchangeable Certificate Details
PST	61763KBE3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	4,654,222.65	Beginning Reserve Account Balance	120,364.22
		Fund Deposit Amount	0.00
		Fund Reduc Amount	767.19
		Ending Reserve Account Balance	119,597.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,553,334.36	Master Servicing Fee	14,437.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,338.83
Interest Adjustments	0.00	Trustee Fee	339.27
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	360.93
ARD Interest	0.00	Trust Advisor Fee	661.74
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,553,334.36	Total Fees	18,138.00

Principal		Expenses/Reimbursements
Scheduled Principal	1,233,089.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	791.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,233,089.08	Total Expenses/Reimbursements	791.38

		Interest Reserve Deposit	114,038.59
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,421,133.57
Borrower Option Extension Fees	0.00	Principal Distribution	1,233,089.08
Gain on Sale / Excess Liquidation Proceeds	767.19	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	767.19	Total Payments to Certificateholders and Others	4,654,222.65
Total Funds Collected	4,787,190.63	Total Funds Distributed	4,787,190.62

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	838,290,679.06	838,290,679.06	Beginning Certificate Balance	838,290,678.92
(-) Scheduled Principal Collections	1,233,089.08	1,233,089.08	(-) Principal Distributions	1,233,089.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	837,057,589.98	837,057,589.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	838,339,522.79	838,339,522.79	Ending Certificate Balance	837,057,589.84
Ending Actual Collateral Balance	837,129,855.87	837,129,855.87

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP
10,000,000 or less	15	65,719,968.09	7.85%	25	4.8791	1.810632	1.30 or less	10	163,679,295.66	19.55%	25	5.0089	0.348466
10,000,001 to 20,000,000	7	112,380,953.32	13.43%	25	4.9948	1.637909	1.31 - 1.40	4	123,456,265.11	14.75%	27	5.0731	1.351000
20,000,001 to 30,000,000	1	23,423,912.41	2.80%	27	4.8600	1.364400	1.41 - 1.50	2	60,820,533.42	7.27%	23	5.4335	1.480038
30,000,001 to 40,000,000	1	33,584,937.27	4.01%	26	4.9825	1.579300	1.51 - 1.60	2	47,552,132.98	5.68%	25	5.1139	1.567052
40,000,001 to 50,000,000	1	47,642,231.89	5.69%	24	4.6610	0.827800	1.61 - 1.70	1	57,172,096.84	6.83%	23	5.4510	1.684603
50,000,001 to 60,000,000	2	114,344,193.68	13.66%	23	5.4510	1.582702	1.71 - 1.80	1	3,976,996.80	0.48%	25	5.4335	1.712800
60,000,001 to 70,000,000	2	127,724,944.75	15.26%	24	5.0573	1.366898	1.81 - 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	3	223,749,105.42	26.73%	26	4.5867	2.355240	1.91 - 2.00	1	11,185,037.29	1.34%	26	4.9050	1.903800
80,000,001or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 - 2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337	2.11 - 2.20	1	19,324,900.76	2.31%	26	4.5410	2.154100
							2.21 - 2.40	2	14,510,089.99	1.73%	26	4.8016	2.378786
							2.41 - 2.90	4	170,312,983.95	20.35%	25	4.3631	2.812463
							2.91 or greater	4	76,579,914.03	9.15%	24	4.8609	3.161727
							Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP
							Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP
Alabama	2	1,793,224.34	0.21%	26	4.9050	1.903800
							Lodging	6	216,182,536.80	25.83%	25	5.1233	0.661625
California	7	23,815,333.62	2.85%	25	4.7781	2.496518
							Mixed Use	1	8,436,557.71	1.01%	26	4.6300	2.381800
Florida	6	80,114,592.84	9.57%	24	5.1525	1.661061
							Mobile Home Park	11	71,127,551.73	8.50%	24	4.9000	3.105191
Georgia	3	116,355,584.77	13.90%	23	5.4416	1.488112
							Multi-Family	3	53,715,153.73	6.42%	25	4.9407	1.796429
Illinois	4	42,338,627.50	5.06%	27	4.9199	1.383378
							Office	4	16,016,705.78	1.91%	25	4.8847	1.486242
Indiana	4	59,848,930.75	7.15%	24	4.7095	1.159104
							Other	1	114,344,193.66	13.66%	23	5.4510	1.480800
Kentucky	1	7,981,373.22	0.95%	26	4.8000	1.375800
							Retail	28	258,857,883.12	30.92%	26	4.5295	2.298080
Maryland	2	149,415,584.42	17.85%	25	4.2880	2.877811
							Self Storage	3	9,889,664.30	1.18%	25	4.6646	3.279247
Michigan	7	59,766,345.25	7.14%	24	4.8817	2.953690
							Totals	65	837,057,589.98	100.00%	25	4.9222	1.736337
Missouri	1	6,992,788.64	0.84%	26	4.8600	0.845000

Nevada	1	4,437,302.00	0.53%	26	5.0500	2.517400

New York	1	19,324,900.76	2.31%	26	4.5410	2.154100

Ohio	4	3,235,253.41	0.39%	26	4.9050	1.903800

Oregon	2	8,489,266.13	1.01%	25	4.9973	2.593628

Pennsylvania	6	79,533,062.22	9.50%	25	5.1730	(0.138623)

Puerto Rico	1	74,333,521.00	8.88%	27	5.1870	1.338800

Texas	4	9,943,173.50	1.19%	24	4.7899	0.943611

Wisconsin	1	851,382.47	0.10%	26	4.9050	1.903800

Totals	65	837,057,589.98	100.00%	25	4.9222	1.736337

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP
	4.500% or less	3	154,539,670.44	18.46%	25	4.2950	2.777685	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	16	287,520,698.53	34.35%	25	4.8208	1.918211	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	13	306,509,877.86	36.62%	25	5.3207	1.074215	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	32	748,570,246.83	89.43%	25	4.9170	1.750064
								Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP
	60 months or less	32	748,570,246.83	89.43%	25	4.9170	1.750064	Interest Only	2	149,415,584.42	17.85%	25	4.2880	2.860913
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	599,154,662.41	71.58%	25	5.0738	1.473043
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337	Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	88,487,343.15	10.57%	23	4.9662	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	131,879,889.05	15.76%	24	4.7922	2.340888	79 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	609,584,588.97	72.82%	25	4.9455	1.619739	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	2	7,105,768.81	0.85%	26	4.7856	1.964845	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	837,057,589.98	100.00%	25	4.9222	1.736337
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	300801017	RT	Hanover	MD	Actual/360	4.288%	275,854.37	0.00	0.00	N/A	02/06/24	--	74,707,792.21	74,707,792.21	01/06/22
1B	883100197	RT	Hanover	MD	Actual/360	4.288%	275,854.37	0.00	0.00	N/A	02/06/24	--	74,707,792.21	74,707,792.21	01/06/22
2A	300801014	98	Atlanta	GA	Actual/360	5.451%	269,106.03	158,709.25	0.00	N/A	12/01/23	--	57,330,806.09	57,172,096.84	01/01/22
2B	310922432				Actual/360	5.451%	269,106.03	158,709.25	0.00	N/A	12/01/23	--	57,330,806.09	57,172,096.84	01/01/22
3	301821003	LO	San Juan	PR	Actual/360	5.187%	332,612.93	133,448.94	0.00	N/A	04/01/24	--	74,466,969.94	74,333,521.00	01/01/22
4	301821004	MH	Various	Various	Actual/360	4.890%	281,254.21	102,755.24	0.00	N/A	01/01/24	--	66,793,004.97	66,690,249.73	01/01/22
5	1341648	LO	Philadelphia	PA	Actual/360	5.240%	275,899.40	110,209.74	0.00	N/A	02/01/24	--	61,144,904.76	61,034,695.02	01/01/22
7	301591005	LO	Indianapolis	IN	Actual/360	4.661%	191,486.27	66,661.88	0.00	N/A	01/01/24	--	47,708,893.77	47,642,231.89	01/01/22
8	301821008	LO	Miami	FL	Actual/360	5.430%	89,957.82	33,991.26	0.00	N/A	12/01/23	--	19,238,884.44	19,204,893.18	01/01/22
9	301821009	LO	Miami	FL	Actual/360	5.430%	65,423.87	24,720.91	0.00	N/A	12/01/23	--	13,991,916.62	13,967,195.71	01/01/22
10	300801021	MF	Davenport	FL	Actual/360	4.982%	144,310.95	50,167.25	0.00	N/A	03/01/24	--	33,635,104.52	33,584,937.27	01/01/22
12	301821012	RT	Chicago	IL	Actual/360	4.860%	98,214.99	44,425.51	0.00	N/A	04/01/24	--	23,468,337.92	23,423,912.41	01/01/22
13	301821013	RT	Colonie	NY	Actual/360	4.541%	75,718.12	38,834.86	0.00	N/A	03/01/24	--	19,363,735.62	19,324,900.76	01/01/22
14	301821014	RT	Chicago	IL	Actual/360	5.000%	76,414.45	30,413.05	0.00	N/A	04/01/24	--	17,747,871.53	17,717,458.48	01/01/22
15	300801022	MF	Waukegan	IL	Actual/360	4.670%	75,803.18	0.00	0.00	N/A	09/01/23	--	18,850,000.00	18,850,000.00	01/01/22
16	301821016	MF	Northville	MI	Actual/360	4.860%	69,000.24	27,414.17	0.00	N/A	01/01/24	--	16,487,511.70	16,460,097.53	01/01/22
18	301821018	MF	Kalamazoo	MI	Actual/360	5.150%	67,991.21	19,372.99	0.00	N/A	07/05/23	--	15,331,559.01	15,312,186.02	01/05/22
19	301821019	RT	Ephrata	PA	Actual/360	4.820%	60,351.94	19,318.11	0.00	N/A	04/01/24	--	14,540,688.48	14,521,370.37	01/01/22
20	301821020	MF	Indianapolis	IN	Actual/360	4.770%	54,901.85	20,911.91	0.00	N/A	11/01/23	--	13,366,244.02	13,345,332.11	01/01/22
21	301821021	MF	Pensacola	FL	Actual/360	5.420%	60,891.33	19,304.80	0.00	N/A	03/01/24	--	13,046,588.56	13,027,283.76	01/01/22
22	301821022	Various Various		Various	Actual/360	4.905%	47,300.73	13,714.69	0.00	N/A	03/01/24	--	11,198,751.98	11,185,037.29	01/01/22
24	301821024	IN	Boothwyn	PA	Actual/360	4.940%	36,503.49	24,511.97	0.00	N/A	04/01/24	--	8,581,203.45	8,556,691.48	01/01/22
25	301821025	MU	La Crescenta	CA	Actual/360	4.630%	33,702.72	16,712.28	0.00	N/A	03/01/24	--	8,453,269.99	8,436,557.71	01/01/22
26	301821026	SS	Nottingham	MD	Actual/360	4.760%	37,709.78	0.00	0.00	N/A	02/01/24	--	9,200,000.00	9,200,000.00	01/01/22
27	301821027	RT	Crescent Springs	KY	Actual/360	4.800%	33,040.69	12,342.86	0.00	N/A	03/01/24	--	7,993,716.08	7,981,373.22	01/01/22
30	301821030	RT	Fenton	MO	Actual/360	4.860%	29,312.94	11,498.09	0.00	N/A	03/01/24	--	7,004,286.73	6,992,788.64	01/01/22
31	301821031	RT	Lake Elsinore	CA	Actual/360	5.274%	29,806.30	10,059.46	0.00	N/A	02/01/24	--	6,563,096.89	6,553,037.43	01/01/22
32	1341586	OF	Hillsboro	OR	Actual/360	5.040%	26,408.35	11,340.47	0.00	N/A	02/01/24	--	6,084,872.75	6,073,532.28	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	1341340	OF	Houston	TX	Actual/360	4.500%	19,896.54	10,504.58	0.00	N/A	01/01/24	--	5,134,590.60	5,124,086.02	12/01/21
36	301821036	SS	Simi Valley	CA	Actual/360	4.630%	18,899.47	8,108.57	0.00	N/A	03/01/24	--	4,740,339.54	4,732,230.97	01/01/22
38	301821038	MH	Carson City	NV	Actual/360	5.050%	19,331.77	8,202.19	0.00	N/A	03/01/24	--	4,445,504.19	4,437,302.00	01/01/22
39	301821039	RT	Various	PA	Actual/360	5.434%	18,640.27	6,948.25	0.00	N/A	02/01/24	--	3,983,945.05	3,976,996.80	12/01/21
40	301821040	MU	San Diego	CA	Actual/360	4.850%	15,242.70	6,920.36	0.00	N/A	04/01/24	--	3,649,732.71	3,642,812.35	01/01/22
41	301821041	OF	Plano	TX	Actual/360	5.160%	16,241.07	6,717.92	0.00	N/A	01/01/24	--	3,655,154.50	3,648,436.58	01/01/22
42	301821042	MF	South Bend	IN	Actual/360	4.920%	15,574.36	5,969.33	0.00	N/A	03/01/24	--	3,676,088.26	3,670,118.93	04/01/21
43	301821043	SS	Harbor City	CA	Actual/360	4.642%	13,760.61	6,845.69	0.00	N/A	02/01/24	--	3,442,495.57	3,435,649.88	01/01/22
45	1341497	RT	Perris	CA	Actual/360	5.210%	8,799.69	3,553.24	0.00	N/A	02/01/24	--	1,961,420.29	1,957,867.05	01/01/22
46	1341498	RT	San Bernardino	CA	Actual/360	5.210%	8,725.02	3,523.09	0.00	N/A	02/01/24	--	1,944,774.61	1,941,251.52	01/01/22
47	301821047	SS	Vernon	CA	Actual/360	4.805%	7,138.03	3,361.32	0.00	N/A	01/01/24	--	1,725,144.77	1,721,783.45	01/01/22
48	1341499	RT	San Bernardino	CA	Actual/360	5.210%	7,146.27	2,885.60	0.00	N/A	02/01/24	--	1,592,878.64	1,589,993.04	01/01/22
Totals							3,553,334.36	1,233,089.08	0.00				838,290,679.06	837,057,589.98
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	48,603,273.96	37,397,228.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	68,258,495.62	47,894,233.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(874,644.00)	13,068,665.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,980,701.95	10,991,760.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(13,296,059.63)	(8,040,392.25)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(2,092,001.00)	8,624,263.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	563,695.09	1,611,649.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,715,930.47	1,858,033.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,456,482.58	2,830,560.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,364,996.00	1,773,737.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,244,584.72	2,360,508.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,821,891.65	910,086.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,770,364.83	2,184,881.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,165,095.00	865,877.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,492,788.00	1,120,441.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,255,744.54	1,096,072.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	842,702.08	401,158.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	593,709.00	413,643.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	918,671.13	876,049.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	470,021.69	257,127.52	01/01/21	09/30/21	--	0.00	0.00	30,312.69	30,312.69	0.00	0.00
36	806,076.79	731,459.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	780,415.80	630,585.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	524,074.00	394,456.25	01/01/21	09/30/21	--	0.00	0.00	25,519.91	25,519.91	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	616,570.41	363,361.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	226,803.00	0.00	--	--	--	0.00	0.00	21,463.10	192,762.48	19,191.53	0.00
43	802,422.55	592,118.64	02/01/20	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	195,005.89	146,254.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	183,668.30	135,048.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	485,834.00	415,017.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	154,856.70	116,083.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,032,171.12	132,019,969.38				0.00	0.00	77,295.70	248,595.08	19,191.53	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	3,670,118.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.922175%	4.895951%	25
12/17/21	0	0.00	0	0.00	1	3,676,088.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.922461%	4.896238%	26
11/18/21	0	0.00	0	0.00	1	3,682,533.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.922763%	4.896540%	27
10/18/21	0	0.00	0	0.00	1	3,688,450.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.923044%	4.896822%	28
09/17/21	0	0.00	0	0.00	1	3,694,845.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.923342%	4.897119%	29
08/17/21	0	0.00	0	0.00	1	3,700,710.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.923619%	4.897397%	30
07/16/21	0	0.00	0	0.00	1	3,706,550.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.923894%	4.897672%	31
06/17/21	0	0.00	1	3,712,871.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.924186%	4.897963%	32
05/17/21	1	3,718,660.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.924456%	4.898234%	33
04/16/21	1	3,724,931.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.924743%	4.898521%	34
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.925010%	4.898787%	35
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.925330%	4.899107%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
33	1341340	12/01/21	0	B	30,312.69	30,312.69	0.00		5,134,590.60
39	301821039	12/01/21	0	B	25,519.91	25,519.91	0.00		3,983,945.05
42	301821042	04/01/21	8	6	21,463.10	192,762.48	23,393.60		3,724,931.97	09/18/20	1
Totals					77,295.70	248,595.08	23,393.60		12,843,467.62
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		336,310,686	336,310,686	0		0
25 - 36 Months		500,746,904	497,076,785	3,670,119		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	837,057,590	833,387,471	0	0	3,670,119	0
Dec-21	838,290,679	834,614,591	0	0	3,676,088	0
Nov-21	839,611,304	835,928,771	0	0	3,682,534	0
Oct-21	840,833,193	837,144,743	0	0	3,688,451	0
Sep-21	842,143,026	838,448,181	0	0	3,694,845	0
Aug-21	843,353,812	839,653,102	0	0	3,700,710	0
Jul-21	844,559,287	840,852,737	0	0	3,706,551	0
Jun-21	845,853,303	842,140,432	0	3,712,872	0	0
May-21	847,047,817	843,329,156	3,718,661	0	0	0
Apr-21	848,331,270	844,606,338	3,724,932	0	0	0
Mar-21	849,514,917	849,514,917	0	0	0	0
Feb-21	850,977,031	850,977,031	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
42	301821042	3,670,118.93	3,724,931.97	4,700,000.00	08/23/21	217,553.00	0.84230	12/31/20	03/01/24	266
Totals		3,670,118.93	3,724,931.97	4,700,000.00		217,553.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	301821042	MF	IN	09/18/20	1

Loan transferred into Special Servicing on 09/23/2020 due to payment default for the 07/01/2020 payment. The loan is due for the April 2021 payment. The property was inspected on 5/10/2021 and found to be in good overall condition with no deferred ma

intenance noted. The property is currently 65% occupied and 16% preleased as of December 2021. The special servicer is dual tracking a modification and exercising rights and remedies on the subject property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	301821008	19,883,584.41	5.43000%	19,883,584.41 5.43000%		10	05/01/20	05/01/20	06/11/20
8	301821008	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
9	301821009	14,460,789.16	5.43000%	14,460,789.16 5.43000%		10	05/01/20	05/01/20	06/11/20
9	301821009	0.00	5.43000%	0.00	5.43000%	10	06/11/20	05/01/20	05/01/20
Totals		34,344,373.57		34,344,373.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	301821023 10/17/17	10,616,896.30	13,270,000.00	13,029,544.19	2,412,647.89	13,029,544.19	10,616,896.30	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,616,896.30	13,270,000.00	13,029,544.19	2,412,647.89	13,029,544.19	10,616,896.30	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	301821023	10/17/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
42	0.00	0.00	791.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	791.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			791.38

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Supplemental Notes
None

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